    As filed with the Securities and Exchange Commission on August 23, 2006

                                                 File Nos. 333-47732; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 23                           [X]

                                and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 198                                           [X]


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, including Area Code)

                              Heather Harker, Esq
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[_] on May 1, 2006 pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:


[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                      SUPPLEMENT DATED OCTOBER 2, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Payment Protection with Commutation Immediate and Deferred Variable Annuity
Rider

The first paragraph in the "Reset of Benefit Base" provision under the "Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider"
section is replaced with the following:

       If all of the Annuitants are age 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

                               PART A AND PART B

   Part A and Part B of Post-Effective Amendment No. 22 to this Registration Statement, which went effective May 1, 2006 (SEC File No. 333-47732), including the form of the prospectus, the form of Statement of Additional Information and any supplements thereto, are herein incorporated by reference.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

(1)(a)    Resolution of Board of Directors of The Life Insurance Company of
          Virginia authorizing the establishment of GE Life & Annuity Separate
          Account 4. Previously filed on April 28, 2000 with Post-Effective
          Amendment No. 19 to Form N-4 for GE Life & Annuity Separate Account
          4, Registration No. 033-76334.

(1)(a)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
          Company authorizing the change in name of Life Of Virginia Separate
          Account 4 to GE Life & Annuity Separate Account 4. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE
          Life & Annuity Separate Account 4, Registration No. 333-31172.

(1)(b)    Resolution of the Board of Directors of GE Life and Annuity Assurance
          Company authorizing the change in name of GE Life and Annuity
          Assurance Company to Genworth Life and Annuity Insurance Company.
          Previously filed on January 3, 2006 with Post-Effective Amendment No.
          24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
          Registration No. 333-31172.

(1)(b)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
          Company authorizing the change in name GE Life & Annuity Separate
          Account 4 to Genworth Life & Annuity VA Separate Account 1.
          Previously filed on January 3, 2006 with Post-Effective Amendment No.
          24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
          Registration No. 333-31172.

(2)       Not Applicable.

(3)(a)    Underwriting Agreement dated December 1, 2001 between GE Life and
          Annuity Assurance Company and Capital Brokerage Corporation.
          Previously filed on September 13, 2002 with Post-Effective No. 4 to
          Form N-4 for GE Life & Annuity Separate Account 4, Registration
          No. 333-47732.

   (b)    Dealer Sales Agreement. Previously filed on September 13, 2002 with
          Post-Effective No. 4 to Form N-4 for GE Life & Annuity Separate
          Account 4, Registration No. 333-47732.

(4)       Form of contract. Previously filed on June 21, 2002 with
          Post-Effective Amendment No. 2 to Form N-4 for GE Life & Annuity
          Separate Account 4, Registration No. 333-47732.

(4)(a)    GE Life and Annuity Assurance Company Guarantee Account Rider.
          Previously filed on June 24, 2003 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
          No. 333-47732.

(4)(b)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
          Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
          Separate Account 4, Registration No. 333-31172.

(4)(b)(i) Guaranteed Income Rider. Previously filed on April 27, 2005 with
          Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
          Separate Account 4, Registration No. 333-31172.

(4)(c)(i)   Payment Protection Rider. Previously filed on February 23, 2004 with
            Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-47732.

(4)(c)(ii)  Form of Payment Protection with Commutation Immediate and Deferred
            Variable Annuity Rider. Previously filed on April 27, 2006 with
            Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-47732.

(4)(d)      Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
            February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(4)(e)(i) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on July 29, 2005 with Post-Effective Amendment No. 18 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-47732.

(4)(e)(ii)  Form of Guaranteed Minimum Withdrawal Benefit for Life Rider.
            Previously filed on April 27, 2006 with Post-Effective Amendment No.
            22 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-47732.

(5)         Form of Application. Previously filed on April 27, 2006 with
            Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-47732.

(6)(a)      Amended and Restated Articles of Incorporation of Genworth Life and
            Annuity Insurance Company. Previously filed on January 3, 2006 with
            Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

   (b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

(7)         Reinsurance Agreements. Previously filed on April 30, 2004 with Post
            Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 333-47732.

(8)(a)      Participation Agreement among Variable Insurance Products Fund,
            Fidelity Distributors Corporation, and The Life Insurance Company of
            Virginia. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

   (a)(ii)  Amendment to Participation Agreement among Variable Insurance
            Products Fund II, Fidelity Distributors Corporation, and The Life
            Insurance Company of Virginia. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

   (a)(iii) Amendment to Participation Agreement among Variable Insurance
            Products Fund, Fidelity Distributors Corporation, and The Life
            Insurance Company of Virginia. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

   (a)(iv)  Amendment to Participation Agreement Variable Insurance Products
            Fund, Fidelity Distributors Corporation and GE Life and Annuity
            Assurance Company. Previously filed on June 2, 2000 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.

   (b)      Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 033-76334.

   (b)(i)   Amendment to Agreement between Oppenheimer Variable Account Funds,
            Oppenheimer Management Corporation, and GE Life and Annuity Assurance
            Company. Previously filed with Post-Effective Amendment No. 9 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 033-76334.

   (c)    Participation Agreement among Variable Insurance Products Fund II,
          Fidelity Distributors Corporation and The Life Insurance Company of
          Virginia. Previously filed on May 1, 1998 with Post-Effective
          Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
          Registration No. 033-76334.

   (c)(i) Amendment to Variable Insurance Products Fund II, Fidelity
          Distributors Corporation and GE Life And Annuity Assurance Company.
          Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
          No. 333-31172.

   (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
          Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
          4, Registration No. 333-31172.

   (e)    Participation Agreement between Insurance Management Series,
          Federated Securities Corporation, and The Life Insurance Company of
          Virginia. Previously filed on May 1, 1998 with Post-Effective
          Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
          Registration No. 033-76334.

   (e)(i) Amendment to Participation Agreement between Federated Securities
          Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (f) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed on
          September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

   (f)(i) Amendment to Variable Insurance Products Fund III, Fidelity
          Distributors Corporation and GE Life and Annuity Assurance Company.
          Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
          No. 333-31172.

   (g)    Participation Agreement between Salomon Brothers Variable Series
          Funds and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
          Annuity Separate Account 4, Registration No. 333-31172.

   (h)    Form of Participation Agreement between GE Investments Funds, Inc.
          and Genworth Life and Annuity Insurance Company. Previously filed on
          April 27, 2006 with Post-Effective Amendment No. 22 to Form N-4 for
          Genworth Life & Annuity VA Separate Account 1, Registration No.
          333-47732.

   (i)    Participation Agreement between AIM Variable Insurance Series and GE
          Life and Annuity Assurance Company. Previously filed with
          Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
          Separate Account 4, Registration No. 333-31172.

   (j)    Participation Agreement between Alliance Variable Products Series
          Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
          Annuity Separate Account 4, Registration No. 333-31172.

   (k)    Participation Agreement between MFS Variable Insurance Trust and GE
          Life and Annuity Assurance Company. Previously filed with
          Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
          Separate Account 4, Registration No. 333-31172.

   (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
          Life and Annuity Assurance Company. Previously filed with
          Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
          Separate Account 4, Registration No. 333-31172.

   (m)    Participation Agreement between Rydex Variable Trust and GE Life and
          Annuity Assurance Company. Previously filed with Pre-Effective
          Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
          4, Registration No. 333-31172.

   (n)    Participation Agreement between The Prudential Series Fund, Inc. and
          GE Life and Annuity Assurance Company. Previously filed with
          Pre-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
          Separate Account 4, Registration No. 333-31172.

   (o) Participation Agreement between Van Kampen Life Investment Trust and
       GE Life and Annuity Assurance Company. Previously filed on September
       4, 2002 with Post-Effective Amendment No. 3 to Form N-4 for GE Life &
       Annuity Separate Account 4, Registration No. 333-47732.

   (p) Participation Agreement between Greenwich Series Trust and GE Life and Annuity Assurance Company. Previously filed on June 24, 2003 with
       Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
       Separate Account 4 to Form N-4, Registration No. 333-31172.

   (q) Participation Agreement between Nations Separate Account Trust and GE
       Life and Annuity Assurance Company. Previously filed on April 30,
       2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
       Annuity Separate Account 4, Registration No. 333-47732.

   (r) Participation Agreement between FAM Variable Series Funds, Inc.
       (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
       Annuity Assurance Company. Previously filed with Post-Effective
       Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
       4, Registration No. 333-31172.

   (s) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
       November 1, 2004 with Post-Effective Amendment No. 14 to Form N-4 for
       GE Life & Annuity Separate Account 4, Registration No. 333-47732.

   (t) Amended and Restated Fund Participation Agreement between Franklin
       Templeton Variable Insurance Products Trust, Franklin/Templeton
       Distributors, Inc., Genworth Life and Annuity Insurance Company and
       Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
       Annuity VA Separate Account 1, Registration No. 333-47732.

(9)    Opinion of Counsel. Previously filed on April 27, 2006 with
       Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
       Annuity VA Separate Account 1, Registration No. 333-47732.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 27, 2006 with Post-Effective Amendment No. 22 to Form
       N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
       No. 333-47732.

(11)   Not Applicable.

(12)   Not Applicable.

(13) Schedule Showing Computation for Performance Data. Previously filed on June 21, 2002 with Post-Effective Amendment No. 2 to Form N-4 for
       GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(14)   Power of Attorney. Filed herewith.


Item 25.  Directors and Officers of the Depositor

Paul A. Haley         Director, Senior Vice President and Chief Actuary

Robert T. Methven     Director and Senior Vice President

Daniel C. Munson      Director and Senior Vice President

Leon E. Roday(3)      Director and Senior Vice President

Pamela S. Schutz      Chairperson of the Board, President and Chief Executive
                      Officer

Geoffrey S. Stiff     Director and Senior Vice President

Thomas M. Stinson(2)  Director and Senior Vice President

Brian W. Haynes       Director and Senior Vice President

John G. Apostle II    Senior Vice President and Chief Compliance Officer

Thomas E. Duffy       Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(4) Senior Vice President and Chief Investment Officer

Shannon M. Fischer        Senior Vice President

James H. Reinhart         Senior Vice President

Heather C. Harker         Vice President and Associate General Counsel

John A. Zelinske          Vice President and Controller

Gary T. Prizzia(1)        Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company), 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6630 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(4) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 2,857 owners of Qualified Contracts and 3,370 owners of Non-Qualified Contracts as of August 10, 2006.

Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity Separate Account II) and Genworth Life and Annuity Insurance Company (formerly, GE Life & Annuity Separate Account 4).

   (b)

         Name                   Address            Positions and Offices with Underwriter
         ----                   -------            --------------------------------------
James J. Buddle........ 6620 W. Broad St.        Director
                        Richmond, VA 23230
Robert T. Methven...... 6610 W. Broad St.        Director, President and Chief Executive
                        Richmond, VA 23230       Officer
Geoffrey S. Stiff...... 6610 W. Broad St.        Director and Senior Vice President
                        Richmond, VA 23230
Richard P. McKenney.... 6620 W. Broad St.        Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,         Senior Vice President and Chief Compliance
                        2nd Floor                Officer
                        Stamford, CT 06905
Ward E. Bobitz......... 6620 W. Broad Street     Vice President and Assistant Secretary
                        Richmond, VA 23230
Brenda A. Daglish...... 6604 West Broad St.      Vice President and Assistant Treasurer
                        Richmond, VA 23230
William E. Daner, Jr... 6610 W. Broad St.        Vice President, Counsel and Secretary
                        Richmond, VA 23230
J. Kevin Helmintoller.. 6610 W. Broad Street     Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.        Vice President
                        Richmond, VA 23230
John A. Zelinske....... 6610 W. Broad St.        Vice President and Controller
                        Richmond, VA 23230
James J. Kuncl......... 200 N. Martingale Rd.    Vice President
                        Schaumburg, IL 60173
Scott R. Lindquist..... 6620 W. Broad St.        Vice President
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street     Treasurer
                        Richmond, VA 23230
Russell L. Rubino...... 6620 W. Broad St.        Vice President
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.        Vice President and Financial & Operations
                        Richmond, VA 23230       Principal

                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter       Commissions    on Redemption  Commissions Compensation
    ---------------------     ---------------- -------------  ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable    10.0%    $62.0 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 23rd day of August, 2006.


                                    GENWORTH LIFE & ANNUITY VA SEPARATE
                                      ACCOUNT 1
                                    (Registrant)

                                    By:         /s/  GEOFFREY S. STIFF
                                        -----------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

                                    By: GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                    By:         /s/  GEOFFREY S. STIFF
                                        -----------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              Name                       Title                   Date
              ----                       -----                   ----

     /s/  PAMELA S. SCHUTZ*  Chairperson of the Board,      August 23, 2006
     -----------------------   President and Chief
        Pamela S. Schutz       Executive Officer

       /s/  PAUL A. HALEY*   Director, Senior Vice          August 23, 2006
     -----------------------   President and Chief Actuary
          Paul A. Haley

      /s/  BRIAN W. HAYNES*  Director and Senior Vice       August 23, 2006
     -----------------------   President
         Brian W. Haynes

     /s/  ROBERT T. METHVEN* Director and Senior Vice       August 23, 2006
     -----------------------   President
        Robert T. Methven

     /s/  DANIEL C. MUNSON*  Director and Senior Vice       August 23, 2006
     -----------------------   President
        Daniel C. Munson

       /s/  LEON E. RODAY*   Director and Senior Vice       August 23, 2006
     -----------------------   President
          Leon E. Roday

     /s/  GEOFFREY S. STIFF  Director and Senior Vice       August 23, 2006
     -----------------------   President
        Geoffrey S. Stiff

     /s/  THOMAS M. STINSON* Director and Senior Vice       August 23, 2006
     -----------------------   President
        Thomas M. Stinson

              Name                         Title                   Date
              ----                         -----                   ----
      /s/  THOMAS E. DUFFY*    Senior Vice President,         August 23, 2006
   ---------------------------   General Counsel and
         Thomas E. Duffy         Secretary

   /s/  J. KEVIN HELMINTOLLER* Senior Vice President and      August 23, 2006
   ---------------------------   Chief Financial Officer
      J. Kevin Helmintoller

     /s/  JOHN A. ZELINSKE*    Vice President and Controller  August 23, 2006
   ---------------------------
        John A. Zelinske



*By: /s/  GEOFFREY S. STIFF , pursuant to Power of Attorney    August 23, 2006
     ----------------------   executed on February 21, 2006.
       Geoffrey S. Stiff